15% CONVERTIBLE PROMISSORY NOTES (Q2) (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Feb. 28, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Share price (in dollars per share)						$ 2.59
Interest expense		$ 219,000	$ 0	$ 312,000	$ 0
Convertible Notes Payable
Short-Term Debt [Line Items]
Interest expense		$ 216,000		$ 305,000
Accrued interest payable, current	$ 305,000
15.00% Convertible Notes | Convertible Notes Payable
Short-Term Debt [Line Items]
Interest rate	15.00%
Aggregate principal amount	$ 7,000,000.0
Shares issued upon conversion (in shares)	730,493
Share price (in dollars per share)	$ 10.00
Repayments of debt	$ 7,000,000.0